Note 17 - Fair Value Measurements (Details) - Assets Measured at Fair Value on a Recurring Basis (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Available for sale investment securities:
Available for sale investment securities	$ 73,335	$ 53,325	$ 62,077
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Available for sale investment securities:
Available for sale investment securities	43,468	45,393	36,613
US States and Political Subdivisions Debt Securities [Member]
Available for sale investment securities:
Available for sale investment securities	43,468	45,393	36,613
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Available for sale investment securities:
Available for sale investment securities		7,932	5,810
Corporate Debt Securities [Member]
Available for sale investment securities:
Available for sale investment securities		7,932	5,810
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Available for sale investment securities:
Available for sale investment securities			19,654
US Government Agencies Debt Securities [Member]
Available for sale investment securities:
Available for sale investment securities			19,654
Fair Value, Inputs, Level 2 [Member]
Available for sale investment securities:
Available for sale investment securities	$ 73,335	$ 53,325	$ 62,077